INVESTMENTS IN EQUITY ACCOUNTED INVESTEES - Narrative (Details) $ in Millions, $ in Billions				12 Months Ended
	Jan. 13, 2023 CAD ($)	Dec. 16, 2022 CAD ($)	Aug. 15, 2022 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 11, 2022	Oct. 28, 2022 CAD ($)	Aug. 30, 2022 CAD ($)
Disclosure of joint ventures [line items]
Goodwill				$ 4,557	$ 4,693
Property, plant and equipment			$ 2,533	15,518	18,193
Investments in equity accounted investees				7,370	4,622	$ 1.3
Exchange gain (loss) on translation of foreign operations				295	(18)
Recognized in Earnings				21	137
Contributions				95	335
Announcing or commencing implementation of major restructuring
Disclosure of joint ventures [line items]
Contributions	$ 14
PGI
Disclosure of joint ventures [line items]
Fair value of shares			$ 2,800
Joint ventures
Disclosure of joint ventures [line items]
Goodwill				1,100	223
Property, plant and equipment				1,700	2,700
Exchange gain (loss) on translation of foreign operations				(118)	11
PGI
Disclosure of joint ventures [line items]
Investments in equity accounted investees				4,158
Percentage of equity interest			60.00%				50.00%
Investment in PGI			$ 4,200
PGI shares received for contribution			1,300
Notional amount			431					$ 1,950	$ 1,950
Recognized cost of PGI investment			$ 10
Contributions				49	0
Nominal interest rate			3.66%
PGI | Credit Facility
Disclosure of joint ventures [line items]
Notional amount			$ 4,750
PGI | Unsecured Non-Revolving Term Loan Facility Which Matures August 2027
Disclosure of joint ventures [line items]
Notional amount			3,900
PGI | Unsecured Non-Revolving Term Loan Facility
Disclosure of joint ventures [line items]
Notional amount			250
Prepayments			550
PGI | Unsecured Non-Revolving Term Loan Facility Which Matures August 2025
Disclosure of joint ventures [line items]
Notional amount			300
PGI | Unsecured Operating Credit Facility Which Matures August 2024
Disclosure of joint ventures [line items]
Notional amount			50
PGI | Unsecured Non-Revolving Term Loan Facility Which Matures August 2024
Disclosure of joint ventures [line items]
Notional amount			$ 550
Ruby Pipeline | 2022 Notes
Disclosure of joint ventures [line items]
Notional amount				475
Payment on distributions ruby subsidiary				102
Alliance
Disclosure of joint ventures [line items]
Investments in equity accounted investees				2,609	2,686
Contributions				4	299
Alliance | Average
Disclosure of joint ventures [line items]
Debt instrument, term		2 years 10 months 24 days
Alliance | Non-Revolving Term Loan Facility
Disclosure of joint ventures [line items]
Notional amount		$ 315
Alliance | Revolving Facility and Operating Facility
Disclosure of joint ventures [line items]
Notional amount		30
Alliance | Non-Revolving Term Loan Facility Which Now Matures On December 10, 2025
Disclosure of joint ventures [line items]
Notional amount		250
Alliance | Revolving Facility and Operating Facility, Which Now Matures December 2025
Disclosure of joint ventures [line items]
Notional amount		$ 30
Veresen Midstream
Disclosure of joint ventures [line items]
Investments in equity accounted investees				$ 0	1,349
Percentage of equity interest			45.00%	45.00%		45.00%
Recognized in Earnings				$ 195
Contributions				$ 13	$ 29
Repayments of non-current borrowings			$ 2,600